Employee Benefit Plans and Postretirement Benefits	9 Months Ended
Sep. 30, 2016
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

6. EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

Beginning in 2016, the Company changed the method used to estimate the service and interest cost components of the net periodic pension and other postretirement benefit costs in order to provide a more precise measure of interest and service costs by improving the correlation between the projected benefit cash flows and the discrete spot yield curve rates. The new method uses the spot yield curve approach to estimate the service and interest costs by applying the specific spot rates along the yield curve used to determine the benefit obligations to relevant projected cash outflows. Historically, the service and interest costs were determined using a single weighted-average discount rate based on hypothetical AA yield curves used to measure the benefit obligation at the beginning of the period. The change has been accounted for as a change in estimate prospectively, and the impact on interest and service costs recognized in the three and nine months ended September 30, 2016 was not material. Additionally, this change does not affect the measurement of the total benefit obligations.

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2016 and 2015 (in millions):

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2016	2015	2016	2015	2016	2015
	(in millions)
Service cost	$7	$7	$2	$2	$3	$4
Interest cost	22	28	10	12	1	1
Expected return on assets	(28)	(35)	(2)	(1)	—	—
Amortization of:
Prior service credit	—	—	(1)	(3)	1	—
Actuarial loss	19	21	4	7	—	—
Net periodic benefit cost	$20	$21	$13	$17	$5	$5

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015	2016	2015
	(in millions)
Service cost	$22	$22	$5	$6	$10	$11
Interest cost	66	84	30	36	3	4
Expected return on assets	(86)	(105)	(5)	(5)	—	—
Amortization of:
Prior service credit	—	—	(3)	(8)	1	—
Actuarial loss	58	62	11	20	—	1
Net periodic benefit cost	$60	$63	$38	$49	$14	$16